Document and Entity Information	6 Months Ended
Jun. 30, 2026
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	SCHMID Group N.V.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001987240
Amendment Flag	false